FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 7,305	$ 7,689
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,031	4,477
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,675	1,517
Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		(14)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		16
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,276	1,200
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	323	493
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,007	2,922
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,472	1,433
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	173	150
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		(14)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		16
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,276	1,200
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	86	137
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,519	2,091
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,779	1,391
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	581	497
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
1-3 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	159	203
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	818	1,859
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	354	1,416
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	427	356
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
3-5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	37	87
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	961	817
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	426	237
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	494	514
More than 5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
More than 5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 41	$ 66